Annual Total Returns- Transamerica Asset Allocation - Growth Portfolio (Retail Class) [BarChart] - Retail Class - Transamerica Asset Allocation - Growth Portfolio - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.38%)	14.62%	27.49%	5.33%	(0.22%)	8.29%	20.16%	(11.46%)	21.80%	18.86%